SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Add: accumulated depreciation written-off during the year	$ 470,713	$ 2,277,835
Property, plant and equipment	457,178	42,285
Opening net carrying amount	42,285	69,333
Closing net carrying amount	457,178	42,285
Opening accumulated depreciation and impairment losses	(1,054,204)	(3,266,891)
Less: depreciation expense charged	(179,800)	(65,148)
Closing accumulated depreciation and impairment losses	(763,291)	(1,054,204)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Less: cost written-off during the year	594,693	38,100
Property, plant and equipment	1,220,469	1,096,489
Opening net carrying amount	1,096,489	3,336,224
Add: additions during the year	(470,713)	(2,277,835)
Closing net carrying amount	1,220,469	1,096,489
Laboratory Equipment [Member]
IfrsStatementLineItems [Line Items]
Opening net carrying amount	426,701	1,451,389
Less: cost written-off during the year	(23,484)	(1,047,515)
Add: additions during the year	557,655	22,827
Less: accumulated depreciation	(571,467)	(1,453,365)
Add: accumulated depreciation written-off during the year	23,484	1,047,515
Closing net carrying amount	412,889	20,851
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Opening net carrying amount	672,538	657,265
Less: cost written-off during the year	(447,229)
Add: additions during the year	26,543	15,273
Less: accumulated depreciation	(664,164)	(651,104)
Add: accumulated depreciation written-off during the year	447,229
Closing net carrying amount	34,917	21,434
Office equipment [member]
IfrsStatementLineItems [Line Items]
Opening net carrying amount		167,564
Less: cost written-off during the year		(167,564)
Add: additions during the year	10,495
Less: accumulated depreciation	(1,123)	(167,564)
Add: accumulated depreciation written-off during the year		167,564
Closing net carrying amount	9,372
Property, plant and equipment	9,372
Opening net carrying amount
Closing net carrying amount	9,372
Less: depreciation expense charged	(1,123)
Equipment Under Hire Purchase [Member]
IfrsStatementLineItems [Line Items]
Opening net carrying amount		594,626
Less: accumulated depreciation		(594,626)
Closing net carrying amount
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Opening net carrying amount		465,380
Less: cost written-off during the year		(465,380)
Add: additions during the year
Less: accumulated depreciation		(465,380)
Add: accumulated depreciation written-off during the year		465,380
Closing net carrying amount